Semi-Annual Report to Shareholders

                                   Newby Fund

                                  A Series of
                             The World Funds, Inc.
                         A "Series" Investment Company


                              For the Period Ended
                                  May 31, 2001

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                              NEWBY FUND
                      SCHEDULE OF PORTFOLIO INVESTMENTS
                             May 31, 2001
                              (Unaudited)
Number
of                                                                  Market
Shares            Security Description                              Value
--------          --------------------------------------           --------
                  COMMON STOCKS:                  60.03%

                  PHARMAGENOMICS:                 60.03%
400               Cubist Pharmaceuticals Inc.*                      11,160
100               Human Genome Sciences, Inc.*                       6,635
200               Imclone Systems*                                   9,930
3,000             Isis Pharmaceuticals, Inc.*                       36,000
7,000             Medamicus Inc.*                                   59,850
400               Medarex, Inc.*                                    11,040
300               Millennium Pharmaceuticals, Inc.*                 11,451
500               Protein Design Labs, Inc.                         37,105
                                                                   -------
                                                                   183,171

                  DELIVERY TECHNOLOGIES:        0.00%


                  TOTAL INVESTMENTS:
                  (Cost: $153,886 )**           60.03%            $183,171
                  Other assets, net             39.97%             121,955
                                              --------            --------
                  NET ASSETS                   100.00%            $305,126
                                              -------             --------

*  Non-income producing
**Cost for Federal income tax purpose is $153,886 and net unrealized appreciation consists of:
                  Gross unrealized appreciation               $42,021
                  Gross unrealized depreciation               (12,736)
                                                              --------
                  Net unrealized appreciation                 $29,285
                                                              --------



See Notes to Financial Statements



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NEWBY FUND
STATEMENT OF ASSETS AND LIABILITIES
MAY 31, 2001 (Unaudited)
--------------------------------------------------------------------------------

ASSETS
         Investments at value (identified cost of $153,886)
                  (Notes 1 & 3)                                   $183,171
         Cash                                                        9,345
         Receivables:
               Investments sold                         $104,199
               Capital stock sold                           -
         Due from investment advisor(Note 2)               9,660
                                                        --------
                                                                  113,859
         Prepaid expenses                                           1,767
                                                                 --------
          TOTAL ASSETS                                            308,142
                                                                 --------

LIABILITIES
         Accrued expenses                                           3,016
                                                                 --------

NET ASSETS                                                       $305,126
                                                                 --------

         NET ASSET VALUE, OFFERING AND REDEMPTION
         PRICE PER SHARE
         ($305,126 / 11,552 shares outstanding)                    $26.41
                                                                   ------


         At May 31, 2001 there were 50,000,000 shares
         of $.01 par value stock authorized and components
         of net assets are:
         Paid in capital                                         $248,296
         Accumulated net investment loss                           (1,059)
         Accumulated net realized gain on investments              28,604
         Net unrealized appreciation of investments                29,285
                                                                  --------
         Net Assets                                              $305,126
                                                                  --------


         See Notes to Financial Statements



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NEWBY FUND
STATEMENT OF OPERATIONS
PERIOD ENDED MAY 31, 2001 (Unaudited)
--------------------------------------------------------------------------------
INVESTMENT INCOME
   Interest                                                        $134
                                                                  -------

EXPENSES
   Investment advisory fees (Note 2)                        $746
   Custody and accounting fees                             3,794
   Recordkeeping and administrative services (Note 2)        120
   Registration fees                                         433
   Transfer agent fees (Note 2)                            1,780
   Legal and audit fees                                    7,328
   Miscellaneous                                           1,804
                                                         --------
         Total expenses                                          16,005
   Management fee waiver and reimbursed expenses (Note 2)       (14,812)
                                                                ---------
        Net expenses                                              1,193
                                                                ---------
   Net investment loss                                           (1,059)
                                                                ---------

REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
   Net realized gain on investments                               25,575
   Net increase in unrealized appreciation on investments         18,621
                                                                 -------
   Net gain on investments                                        44,196
                                                                 -------
   Net increase in net assets resulting from operations          $43,137
                                                                 -------

* Commencement of operation was January 1, 2001.
See Notes to Financial Statements


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NEWBY FUND
STATEMENT OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------

                                                               Period ended
                                                               May 31, 2001*
                                                               (Unaudited)
                                                               -------------
OPERATIONS
  Net investment loss                                           $(1,059)
  Net realized gain on investments                               25,575
  Change in unrealized appreciation of investments               18,621
                                                                 ------
  Net increase in net assets resulting from operations           43,137

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting from capital share
   transactions**                                                15,650
                                                                 ------
   Net increase in net assets                                    58,787
   Net assets at beginning of period                            246,339
                                                               --------
NET ASSETS at the end of the period                            $305,126
                                                               --------

* Commencement of operation was January 1, 2001.
** A summary of capital share transactions follows:

                                           Period March 1, 2001 through
                                                    May 31, 2001*
                                                     (Unaudited)
                                                    -------------
                                                 Shares        Value
                                                 ------      --------
Shares sold                                       895         $15,650
Shares redeemed                                    -             -
                                                 ------      --------
Net increase                                      895         $15,650
                                                 ------      --------


See Notes to Financial Statements


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NEWBY FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
------------------------------------------------------------------------------

                                                           Period ended
                                                       May 31, 2001 (Unaudited)
                                                     --------------------------
Per Share Operating Performance
Net asset value, beginning of period                          $20.00
                                                              ------
Income from investment operations-
   Net investment loss                                         (0.12)
   Net realized and unrealized gain on investments              6.53
                                                               -----
   Total from investment operations                             6.41
                                                               -----
Net asset value, end of period                                $26.41
                                                              ------
Total Return                                                   32.06%
                                                              ------
Ratios/Supplemental Data
   Net assets, end of period (000's)                            $305
Ratio to average net assets (A)
   Expenses                                                    2.00%**
   Net investment loss                                        (1.79%)**
Portfolio turnover rate                                      450.58%

* Commencement of operation was January 1, 2001.
** Annualized

(A) Expense reimbursements reduced the expense ratio and increased net investment income ratio by 24.9% for the for the period ended May 31, 2001.

See Notes to Financial Statements


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NEWBY FUND
NOTES TO THE FINANCIAL STATEMENTS
May 31, 2001 (Unaudited)
-------------------------------------------------------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES

     The Newby Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a diversified open-end management company. The Fund was established in January 2001 as a series of TWF which has allocated to the Fund 50,000,000 of its 500,000,000 shares of $.01 par value common stock.

     The  objective of the Fund is to seek to achieve  capital  appreciation  by
investing  in  a  non-diversified   portfolio  consisting  primarily  of  equity
securities and securities convertible into common stock and warrants.

     The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

     A. Security Valuation. Investments traded on stock exchanges are valued at the last quoted sales price on the exchange on which the securities are traded as of the close of business on the last day of the period or, lacking any sales, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Directors. Securities traded in the over-the-counter market are valued at the last available sale price in the over-the-counter market prior to time of valuation. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market.

     B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a first-in, first-out basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

     D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for net operating losses and post-October capital losses.

     E. Use of Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     F. Organizational Expenses. All of the expenses of the Fund incurred in connection with its organization and the public offering of its shares will be assumed and expensed by the Fund.

NOTE 2-INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

     Pursuant to an Investment Advisory Agreement, the Advisor, xGENx, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. After the Fund has completed one full year of investment operations, the annual fee may be adjusted for performance, measured against the performance of the Russell 3000 Index, with a maximum and minimum annual fee of 2.25% and .25%, respectively, of average daily net assets. The Advisor has voluntarily agreed to waive its fees and reimburse the fund through January 2002 for expenses in order to limit the operating expenses to 2.00% of average net assets. For the period ended May 31, 2001, the manager waived fees of $987 and reimbursed expenses of $10,000. As of May 31, 2001, the Fund was due $8,900 from the Advisor.

     The Advisor will be entitled to reimbursement of fees waived or remitted by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees previously waived or remitted by the Advisor to the Fund during any of the previous five years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The total amount of recoverable reimbursements as of May 31, 2001 was $18,900.

     As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its administrative agent, $207 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives an annual fee of 0.20% on the first $50 million average daily net assets of the Fund; and 0.15% on average daily net assets in excess of $50 million, with a minimum annual fee of $30,000.

     Fund Services, Inc. ("FSI") is the Fund's Transfer and Dividend Disbursing Agent. FSI received $1,780 for its services for the period ended May 31, 2001.

     Certain officers and/or directors of the Fund are also officers and/or directors of xGENx, LLC, CSS, and FSI.

NOTE 3-INVESTMENTS

     The cost of purchases and the proceeds from sales of securities other than short-term notes aggregated $956,075 and $831,369, respectively.